Corporate of Income Taxes-Changes to Net Deferred Taxes (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	$ 1,016	$ 1,410
Deferred tax benefit (expense) for the year recorded in income	3	(178)	$ (257)
Deferred tax benefit (expense) for the year recorded in equity	193	(198)	168
Acquired in business combinations	(493)
Other	14	(18)
Ending balance	$ 733	$ 1,016	$ 1,410